Summary of significant accounting policies (Details Narrative)			12 Months Ended
	Mar. 06, 2024 USD ($)	Mar. 05, 2024 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Operating activities			$ 1,223,000	$ 1,612,000	$ 3,841,000	$ 112,000
Working capital			6,158,000				$ 8,124,000
Cash and cash equivalents			$ 1,284,000		3,007,000		$ 1,694,000
Convenience translation rate			SGD1.00 = USD0.7580	SGD1.00 = USD0.7580
Impairment of goodwill			$ 503,000	$ 664,000
Provident fund			$ 160,000	211,000	229,000	$ 162,000
Monthly wages, gross				4,000
Dilutive securities				$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Development technology useful life			3 years				3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Development technology useful life			5 years				5 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Gross proceeds from initial public offering	$ 12,000,000
Subsequent Event [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Shares issued | shares		3,000,000
Share price | $ / shares		$ 4.00